                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS March 31, 2005 (unaudited)



PRINCIPAL
AMOUNT IN                                                                                     CURRENT       DEMAND
THOUSANDS                                                                                      RATE+         DATE*         VALUE
------------------------------------------------------------------------------------------------------------------------------------

           SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (79.0%)
           ARIZONA
   $6,680  Scottsdale Municipal Property Corporation, Excise Tax Ser 2004 A
             ROCs II-R Ser 2153 (MBIA)                                                         2.32%       04/07/05      $6,680,000
    4,000  Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)               2.30        04/07/05       4,000,000

           COLORADO
    7,900  Colorado Health Facilities Authority, Catholic Health Initiatives
             Ser 2004 B-5                                                                      2.23        04/07/05       7,900,000

           FLORIDA
   16,750  Dade County Industrial Development Authority, Dolphins Stadium
             Ser 1985 A                                                                        2.26        04/07/05      16,750,000
   10,000  Orlando Utilities Commission, Water & Electric Ser 2002 B                           2.30        04/07/05      10,000,000

           GEORGIA
    2,000  Burke County Development Authority, Oglethorpe Power Co
             Ser 1994 A (FGIC)                                                                 2.30        04/07/05       2,000,000

           HAWAII
    4,990  Hawaii, ROCs II-R Ser 6012                                                          2.32        04/07/05       4,990,000

           ILLINOIS
   14,000  Chicago, Ser 2002 B (FGIC)                                                          2.29        04/07/05      14,000,000
           Illinois Development Finance Authority,
    2,980    Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)                        2.30        04/07/05       2,980,000
    3,600    Young Men's Christian Association of Metropolitan Chicago Ser 2001                2.30        04/01/05       3,600,000
           Illinois Finance Authority,
   10,000    Northwestern University Ser 2004 B                                                2.28        04/07/05      10,000,000
    4,980    Revolving Fund ROCs II-R 6015                                                     2.32        04/07/05       4,980,000
   11,000  Oak Forest, Homewood South Suburban Mayors & Managers Association
             Ser 1989                                                                          2.17        04/07/05      11,000,000

           KANSAS
           Kansas Department of Transportation,
    3,805    Highway Eagle #20041005 Class A                                                   2.32        04/07/05       3,805,000
    7,510    Highway Ser 2004 C-1                                                              2.28        04/07/05       7,510,000

           MARYLAND
    5,900  Maryland Health & Higher Edicational Facilities Authority, Catholic
             Health Initiatives Ser 1997 B                                                     2.30        04/07/05       5,900,000

           MASSACHUSETTS
    6,000  Massachusetts Bay Transportation Authority, Ser 2000                                2.25        04/07/05       6,000,000

           MICHIGAN
   10,500  Detroit, Sewage Disposal System Senior Lien Ser 2001 C-1 (FSA)                      2.25        04/07/05      10,500,000
    5,000  Jackson County Hospital Finance Authority, W.A. Foote Memorial
             Hospital Ser 2005 A                                                               2.30        04/07/05       5,000,000

           MINNESOTA
   10,000  Minneapolis, Guthrie Theater on the River Ser 2003 A                                2.28        04/07/05      10,000,000
   14,160  University of Minnesota Regents, Ser 1999 A & Ser 2001 A                            2.30        04/07/05      14,160,000

           MISSISSIPPI
    6,000  Perry County, Leaf River Forest Products Inc Ser 2002                               2.25        04/07/05       6,000,000

           MISSOURI
    3,900  Missouri Development Finance Board, The Nelson Gallery Foundation
             Ser 2004 A                                                                        2.30        04/07/05       3,900,000

           NEBRASKA
    8,700  American Public Energy Agency, National Public Gas Agency 2003 Ser A                2.30        04/07/05       8,700,000

           NEW YORK
    2,400  Long Island Power Authority, Electric Ser 7 Subser 7 B (MBIA)                       2.23        04/07/05       2,400,000
    5,000  New York City Industrial Development Agency, One Bryant Park LLC
             Ser 2004 A                                                                        2.32        04/07/05       5,000,000
    1,400  New York City, Fiscal 2004 Subser A-4                                               2.23        04/07/05       1,400,000

           NORTH CAROLINA
    7,400  North Carolina Capital Facilities Agency, Durham Academy Ser 2001                   2.29        04/07/05       7,400,000
    5,000  Raleigh, Downtown Improvement Ser 2005 B COPs                                       2.29        04/07/05       5,000,000
    1,200  The University of North Carolina, University of North Carolina
             Hospitals at Chapel Hill Ser 2001 B                                               2.30        04/01/05       1,200,000

           OHIO
    5,000  Cleveland, Water 2002 Ser L (FGIC)                                                  2.30        04/07/05       5,000,000
    4,100  Cuyahoga County, Cleveland Clinic Ser 2004 B                                        2.35        04/01/05       4,100,000
    4,310  Ohio, Ser 2004 P-FLOATs PT-2139                                                     2.31        04/07/05       4,310,000

           OKLAHOMA
           Oklahoma Water Resources Board,
    3,170    State Loan Program Ser 1995                                                       2.15        09/01/05       3,170,000
    3,895    State Loan Program Ser 1999                                                       2.20        09/01/05       3,895,000

           OREGON
    5,000  Clackamas County Hospital Facility Authority, Legacy Health System
             Ser 2003                                                                          2.30        04/07/05       5,000,000

           PENNSYLVANIA
    6,800  Pennsylvania Turnpike Commission, 2002 Ser A-2                                      2.30        04/07/05       6,800,000
    5,500  Washington County Authority, The Trustees of the University of
             Pennsylvania Ser 2004                                                             2.27        04/07/05       5,500,000

           SOUTH CAROLINA
    5,870  York County School District No 4, Fort Mill Ser 2004 F TOCs                         2.32        04/07/05       5,870,000

           TENNESSEE
    3,800  Jackson Energy Authority, Gas System Ser 2002 (FSA)                                 2.28        04/07/05       3,800,000
    3,000  Montgomery County Public Building Authority, Pooled Financing
             Ser 1999                                                                          2.30        04/07/05       3,000,000

           TEXAS
           Harris County Health Facilities Development Corporation,
   14,500    Methodist Hospital Ser 2002                                                       2.30        04/01/05      14,500,000
   10,500    Texas Medical Center Ser B (FSA) & Ser 2001 (MBIA)                                2.30        04/01/05      10,500,000
    1,500    Young Men's Christian Association of the Greater Houston Area
               Ser 2002                                                                        2.30        04/01/05       1,500,000
    4,400  Harris County Industrial Development Corporation, Baytank Inc
             Ser 1998                                                                          2.30        04/07/05       4,400,000
    3,500  Houston, Combined Utility System MERLOTs 2004 Ser C13 (MBIA)                        2.35        04/07/05       3,500,000
    5,000  Lower Neches Valley Authority, Chevron USA Inc Ser 1987                             2.14        08/15/05       5,000,000
    4,250  San Antonio, Water System Sub Lien 2003 B (MBIA)                                    2.25        04/07/05       4,250,000
    4,180  Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)                         2.28        04/07/05       4,180,000

           UTAH
    8,400  Eagle Mountain, Gas & Electric Ser 2001                                             2.30        04/07/05       8,400,000
           Intermountain Power Agency,
    7,100    Power Supply Ser 1985 F (Ambac)                                                   2.02        06/01/05       7,100,000
    7,000    Power Supply Ser 1985 F (Ambac)                                                   2.20        09/15/05       7,000,000

           VARIOUS STATES
    9,890  Municipal Securities Pooled Trust Receipts, Various States
             Ser 2004 SG P-18                                                                  2.43        04/07/05       9,890,000
                                                                                                                     --------------

           TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
           (Cost $333,420,000)                                                                                          333,420,000
                                                                                                                     --------------




                                                                                                         YIELD TO
                                                                                                         MATURITY
                                                                                 COUPON     MATURITY    ON DATE OF
                                                                                  RATE        DATE       PURCHASE
                                                                                ---------  ----------  ------------

           TAX-EXEMPT COMMERCIAL PAPER (11.6%)
           DISTRICT OF COLUMBIA
    8,000  National Academy of Science, Ser 1999 B (Ambac)                        2.05%     05/17/05       2.05%          8,000,000

           FLORIDA
    5,000  Collier County Health Facilities Authority, Cleveland Clinic Health
             System Ser 2003 C-2                                                  2.00      05/10/05       2.00           5,000,000
    3,000  Jacksonville Health Facilities Authority, Baptist Medical Center
             Ser 2004                                                             1.90      05/10/05       1.90           3,000,000

           GEORGIA
    5,000  Metropolitan Atlanta Rapid Transit Authority, 2004 Ser A               1.80      04/07/05       1.80           5,000,000

           ILLINOIS
    4,000  Illinois Health Facilities Authority, Evanston Hospital Ser 1990 A     2.05      05/26/05       2.05           4,000,000

           NEVADA
    5,000  Las Vegas Valley Water District, Ser 2004 A                            2.02      05/25/05       2.02           5,000,000

           PUERTO RICO
    7,000  Puerto Rico Government Development Bank, Ser 1986                      2.11      04/11/05       2.11           7,000,000

           TEXAS
    7,000  San Antonio, Electric & Gas Ser 1995 A                                 2.00      05/23/05       2.00           7,000,000

    5,000  University of Texas Regents, Permanent University Fund Ser A           2.05      05/25/05       2.05           5,000,000
                                                                                                                     --------------

           TOTAL TAX-EXEMPT COMMERCIAL PAPER  (Cost $49,000,000)                                                         49,000,000
                                                                                                                     --------------

           SHORT-TERM MUNICIPAL NOTES AND BONDS (7.9%)
           CALIFORNIA
    4,000  California, Ser 2004-2005 RANs, dtd 10/06/04                           3.00      06/30/05       1.74           4,012,324

           ILLINOIS
    2,500  Illinois Finance Authority, Ser 2005 A School Notes, dtd 03/01/05      3.00      12/01/05       2.52           2,507,836

           KENTUCKY
    1,800  Covington Independent School District, Ser 2002, dtd 07/01/04          2.75      06/30/05       1.88           1,803,772
    4,000  Kentucky Association of Counties Advance Revenue
             Program, Ser 2004 A COPs TRANs, dtd 07/01/04                         3.00      06/30/05       1.68           4,012,798

           MASSACHUSETTS
    1,469  Cape Ann Transportation Authority, Ser 2004 RANs, dtd 07/16/04         2.75      07/14/05       2.10           1,471,660
    3,000  Longmeadow, Ser 2003 BANs, dtd 06/12/03                                2.75      06/01/05       2.22           3,002,500

           NEW HAMPSHIRE
    4,000  New Hampshire, Ser 2004 RANs, dtd 12/30/04                             2.20      06/01/05       2.10           4,000,654

           NEW YORK
    2,500  Board of Cooperative Educational Services, Erie, Chautauqua &
             Cattaraugus Counties Second Supervisory District Ser 2004 RANs,
             dtd 07/06/04                                                         3.00      06/30/05       1.80           2,507,264
    8,000  Brasher Falls Central School District, Ser 2004 BANs, dtd 07/09/04     3.00      07/08/05       1.75           8,026,385
    2,200  Holley Central School District, Ser 2004 TANs, dtd 08/05/04            2.75      04/29/05       1.53           2,202,039
                                                                                                                     --------------

           TOTAL SHORT-TERM MUNICIPAL NOTES AND BONDS (Cost $33,547,232)                                                 33,547,232
                                                                                                                     --------------

           TOTAL INVESTMENTS (Cost $415,967,232) (a)                                                       98.5%        415,967,232

           OTHER ASSETS IN EXCESS OF LIABILITIES                                                            1.5           6,195,445
                                                                                                       ------------  --------------

           NET ASSETS                                                                                     100.0%       $422,162,677
                                                                                                       ============  ==============


---------------
      COPs       Certificates of Participation.
      BANs       Bond Revenue Anticipation Notes.
    MERLOTs      Municipal Exempt Receipts-Liquidity Option Tender.
    P-FLOATs     Puttable Floating Option Tax-Exempt Receipts.
      RANs       Revenue Anticipation Notes.
      ROCs       Reset Option Certificates.
      TOCs       Tender Option Certificates.
      TANs       Tax Anticipation Notes.
     TRANs       Tax and Revenue Anticipation Notes.
       +         Rate shown is the rate in effect at March 31, 2005.
       *         Date on which the principal amount can be recovered through demand.
      (a)        Cost is the same for federal income tax purposes.

BOND INSURANCE:
---------------
     Ambac       Ambac Assurance Corporation.
      FGIC       Financial Guaranty Insurance Company.
      FSA        Financial Security Assurance Inc.
      MBIA       Municipal Bond Investors Assurance Corporation.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer